Earnings Per Common Share and Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Common Share and Stockholders' Equity	Earnings Per Common Share and Stockholders' Equity
Earnings Per Common Share
The following table sets forth the computation of earnings per common share and earnings per common share - assuming dilution:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands, except per share data)
Numerator:
Net income available to common stockholders - numerator for earnings per common share	$1,876,544	$509,348	$637,945

Denominator:
Weighted average common shares outstanding	90,558,121	93,860,378	92,055,035
Effect of dilutive securities:
Stock options and deferred compensation agreements	523,248	271,422	93,014
Restricted stock and restricted stock units	456,759	359,359	244,447
Denominator for earnings per common share - assuming dilution	91,538,128	94,491,159	92,392,496

Earnings per common share	$20.72	$5.43	$6.93
Earnings per common share - assuming dilution	$20.50	$5.39	$6.90
There were no options to purchase shares of our common stock outstanding excluded from the computation of diluted earnings per common share during the years ended December 31, 2022, 2021 and 2020, as the exercise price of all options outstanding was less than the average market price of our common shares for those periods.
Stockholders' Equity
On June 10, 2020, we issued 12,000 shares of 6.625% Fixed-Rate Reset Non-Cumulative Preferred Stock, Series B ("Series B") with a $1.00 par value per share and a liquidation preference of $25,000 per share, for aggregate net proceeds of $290.3 million.
On November 21, 2019 we issued 16,000 shares of 5.95% Fixed-Rate Reset Non-Cumulative Preferred Stock, Series A ("Series A") with a $1.00 par value per share and a liquidation preference of $25,000 per share, for aggregate net proceeds of $388.9 million.
Dividends on the Series A and Series B preferred stock are payable on a non-cumulative basis only when, as and if declared, quarterly in arrears on the first day of March, June, September and December of each year, commencing on March 1, 2020 for Series A and on December 1, 2020 for Series B. For the year ended December 31, 2022, 2021, and 2020, we paid dividends totaling $23.8 million, $23.8 million, and $24.5 million, respectively, for Series A preferred stock and $19.9 million, $19.9 million, and $9.0 million, respectively, for Series B preferred stock. The Series A and Series B preferred stock rank senior to our common stock with respect to dividends, to the extent declared, and in liquidation, to the extent of the liquidation preference. The Series A and Series B preferred stock are not subject to any mandatory redemption, sinking fund, retirement fund, purchase fund or similar provisions.
Brookfield Asset Management Equity Investment
On October 18, 2020, we announced an agreement with Brookfield Asset Management, Inc. and its affiliated entities (collectively, "Brookfield") under which Brookfield would acquire up to a 19.9% ownership interest of common stock in the Company. The equity investment by Brookfield took place in two stages: an initial purchase of a 9.9% equity interest at $37.00 per share which closed on November 30, 2020 with Brookfield purchasing 9,106,042 shares, and a second purchase of an additional 6,775,000 shares which were issued to Brookfield at $37.33 per share in January of 2022, resulting in total ownership of approximately 16%. Brookfield also received the right to nominate one candidate for the Company’s Board of Directors following the initial equity investment.
Share Repurchase Program
As part of a share repurchase program, the Company's Board of Directors approved the repurchase of Company common stock of $500 million on October 18, 2020, an additional $500 million on November 19, 2021, and an additional $400 million on November 11, 2022. The share repurchase program has offset dilution from the issuance of shares to Brookfield, and its purpose remains to institute a regular cash return program for shareholders.
From the 2020 inception of the share repurchase program through December 31, 2022, we have repurchased approximately 23.9 million shares of our common stock at an average price of $34.74 per common share, including 14.8 million shares repurchased during the year ended December 31, 2022. As of December 31, 2022, we had $569 million remaining under our share repurchase program.
Treasury Stock
As of December 31, 2022, we held 24,590,353 shares of treasury stock with a carrying value of $823.1 million. As of December 31, 2021, we held 9,936,715 shares of treasury stock with a carrying value of $260.6 million.